INCOME TAXES - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expense/(recovery)
United States	$ 27,183	$ 28,063	$ 2,700
Canada			(11)
Current Tax expense/(recovery)	27,183	28,063	2,689
Deferred Tax expense/(recovery)
United States	62,196	217,943	148,920
Canada	21,975	47,290	(50,165)
Deferred tax expense/(recovery)	84,171	265,233	98,755
Income tax expense/(recovery)	$ 111,354	$ 293,296	$ 101,444